Goodwill - Changes from Acquisitions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TransFirst
Goodwill
Goodwill recorded from acquisition			$ 1,728,088,000
Goodwill adjustment	$ 20,400,000
NetSpend, Inc.
Goodwill
Tax adjustment (increase) decrease to goodwill		$ (1,795,000)	(584,000)	$ (627,000)
Merchant Solutions
Goodwill
Goodwill adjustment		727,000
Merchant Solutions | TransFirst
Goodwill
Goodwill recorded from acquisition			$ 1,728,088,000
Tax adjustment (increase) decrease to goodwill		12,100,000
Goodwill adjustment		$ 727,000